Segmented Reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segmented Reporting [Abstract]
Schedule of geographic segmentation
As at December 31, 2022	Canada	United States	Total
Current assets	$29,372	$6,100,481	$6,129,853
Non-current assets	-	46,469,708	46,469,708
Total assets	$29,372	$52,570,189	$52,599,561
As at December 31, 2021	Canada	United States	Total
Current assets	$179,396	$36,036,609	$36,216,005
Non-current assets	1,346,904	42,463,966	43,810,870
Total assets	$1,526,300	$78,500,575	$80,026,875
As at December 31, 2020	Canada	United States	Total
Current assets	$-	$4,693,466	$4,693,466
Non-current assets	1,342,281	10,483,854	11,826,135
Total assets	$1,342,281	$15,177,320	$16,519,601